Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Type (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Financial liabilities related to finance leases		€ 39
Conditional advances	€ 1,302	1,181
Bank loans	431	799
Total financial liabilities	€ 1,732	€ 2,019